Lines of Credit and Bank Guarantees (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Solvency covenant, liability minimum percentage	25.00%
Standby Letters of Credit and Bank Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 4,945
Operating Line [member]
Disclosure of detailed information about borrowings [line items]
Drawn credit		2,289
Canadian Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		2,199
Drawn credit		399
Borrowings, current borrowing capacity		1,800	$ 2,391
Subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 7,000
Maximum borrowing percentage of value of awarded sales contracts	75.00%
Subsidiaries [member] | EURIBOR [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on rate	1.45%
Subsidiaries [member] | Standby Letters of Credit and Bank Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Drawn credit		$ 2,491
Borrowings, current borrowing capacity	€ 6,321		$ 4,377
Subsidiaries [member] | Canadian Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	1,000
Awarded Sales Contracts [member] | Subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	500
General Business Purposes [member] | Subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 1,500